Non-financial assets and liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Current	$ 3,031	$ 2,680
Non-current	5,068	3,583
Lease liabilities included in the balance sheet	$ 8,099	$ 6,263